Accounts Receivable (Details Textual) - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Casino 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	51.00%	41.00%
Casino 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	31.00%	35.00%
Casino 3 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	14.00%
Casino 4 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	3.00%
Gaming Promoter [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	1.00%	24.00%